Non-trading investments - Summary of AFS debt securities (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
AFS debt securities
Amortized cost	¥ 108,704	[1]
Unrealized gains	19
Unrealized losses	(1,693)
Fair value	107,030
Japanese government securities [Member]
AFS debt securities
Amortized cost	25,001	[1]
Unrealized gains
Unrealized losses	(187)
Fair value	24,814
Japanese agency and municipal securities [Member]
AFS debt securities
Amortized cost	81,913	[1]
Unrealized gains	19
Unrealized losses	(1,495)
Fair value	80,437
Bank and corporate debt securities [Member]
AFS debt securities
Amortized cost	1,790	[1]
Unrealized gains
Unrealized losses	(11)
Fair value	¥ 1,779

[1]	No allowances for current expected credit losses have been recognized as of March 31, 2025.